Reportable Segments	12 Months Ended
Dec. 31, 2024
Reportable Segments [Abstract]
Reportable segments

Note 22:- Reportable segments

a.	The Company reports its results on the basis of two reportable business segments: software solutions (which include proprietary and non-proprietary software technology) and IT professional services. The Company’s chief operating decision maker is the Chief Executive Officer who makes operating decisions, assesses performance and allocates resources on a consolidated basis.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the reportable segments are the same as those described in the summary of material accounting policies.

Headquarters’ general and administrative costs have not been allocated between the two segments.

Software solutions

The Company develops, markets, sells and supports both proprietary and non-proprietary application platforms, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental outsourcing services.

There are no significant transactions between the two segments.

b.	The following is information about reportable segment results of operation:

	Software solutions	IT professional services	Unallocated expense	Total

2022
Total revenues	$99,374	$467,418	$-	$566,792
Expenses	72,115	427,446	5,469	505,030

Operating income (loss)	$27,259	$39,972	$(5,469)	$61,762

Depreciation and amortization	$10,321	$9,102	$372	$19,795

2023

Total revenues	$92,906	$442,146	$-	$535,052
Expenses	71,863	400,949	5,132	477,944

Operating income (loss)	$21,043	$41,197	$(5,132)	$57,108

Depreciation and amortization	$9,717	$10,432	$404	$20,553

2024

Total revenues	$94,903	$457,617	$-	$552,520
Expenses	69,268	417,746	4,269	491,283

Operating income (loss)	$25,635	$39,871	$(4,269)	$61,237

Depreciation and amortization	$8,204	$11,368	$1,190	$20,762
c.	The Company’s business is conducted in the following geographic areas: United States, Israel, Europe, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the years ended December 31 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024
United States	$308,485	$250,842	$229,076
Israel	205,258	214,129	244,520
Europe	39,247	55,180	62,409
Japan	10,121	10,847	12,673
Other	3,681	4,054	3,842

Total revenues	$566,792	$535,052	$552,520

d.	The Company’s long-lived assets are located as follows:

	December 31,
	2022	2023	2024
United States	$82,325	$77,120	$83,733
Israel	148,819	158,144	151,591
Europe	7,885	7,596	6,786
Japan	4,696	4,222	4,664
Other	2,905	3,347	3,202

	$246,630	$250,429	$249,976

e.	The Company does not allocate its assets or liabilities to its reportable segments; accordingly, asset or liabilities information by reportable segments is not presented.

f.	In 2023 and 2024, the Company had one major customer, included in the IT professional services segment, which accounted for 11.2% and 8.4% of the Company revenues, respectively.